Revenues from Contracts with Customers (Tables)	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table represents a disaggregation of revenue earned from contracts with customers during the three months ended March 31, 2018 and 2017 (in millions):

	Three Months Ended March 31,
	2018	2017
LNG revenues	$996	$485
LNG revenues—affiliate	503	331
Regasification revenues	65	65
Other revenues	10	2
Other revenues—affiliate	—	1
Total revenues from customers	1,574	884
Revenues from derivative instruments	19	7
Total revenues	$1,593	$891

Contract Balances Reconciliation
The following table reflects the changes in our contract liabilities, which we classify as “Deferred revenue” (in millions):

	Three Months Ended March 31,
	2018	2017
Deferred revenues, beginning of period	$111	$73
Cash received but not yet recognized	95	61
Revenue recognized from prior period deferral	(111)	(71)
Deferred revenues, end of period	$95	$63

Transaction Price Allocated to Future Performance Obligations
The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of March 31, 2018:

	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$55.2	10.0
Regasification revenues	2.8	5.6
Total revenues	$58.0

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.